FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:


/s/ Thomas Sandell
-------------------------------------
(Signature)

New York, New York
-------------------------------------
(City, State)

February 12, 2004
-------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $127,132 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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NON-CONFIDENTIAL                                                          FORM 13F
                                                                                                             (SEC USE ONLY)
QTR ENDED: 12/31/03                                   Name of Reporting Manager: Sandell Asset Management

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      Item 1:                         Item 2 :           Item 3:    Item 4:  Item 5:   Item 6:   Item 7:             Item 8:
   Name of Issuer                  Title of Class        CUSIP      Fair    Shares or Investment Managers       Voting Authority
                                                         Number     Market  Principal Discretion  See               (Shares)
                                                                    Value    Amount              Instr.V  (a)Sole (b)Shared (c)None
                                                                   (X$1000)

 AEP INDUSTRIES INC                   COM               001031-10-3     302    31,000 SH   SOLE               31,000    -      -
 AIM SELECT REAL ESTATE INCOME FUND   COM               008492-10-0      91     5,469 SH   SOLE                5,469    -      -
 APPLIED MOLECULAR EVOLUTION          COM               03823E-10-8   9,374   525,742 SH   SOLE              525,742    -      -
 BE AEROSPACE INC                     COM               073302-10-1   1,350   250,000 SH   SOLE              250,000    -      -
 BLACKROCK PFD OPPORTUNITY TRUST FUND COM               09249V-10-3     210     8,475 SH   SOLE                8,475    -      -
 CCBT FINANCIAL COS INC               COM               12500Q-10-2     498    14,240 SH   SOLE               14,240    -      -
 CHARTER COMMUNICATIONS INC           NOTE 4.75% 6/06   161133-AC-7   1,780 2,000,000 PRN  SOLE            2,000,000    -      -
 DYNEGY INC                           CL A              26816Q-10-1   2,568   600,000 SH   SOLE              600,000    -      -
 GRACE W R & CO DEL NEW               COM               38388F-10-8     193    75,000 SH   SOLE               75,000    -      -
 HAYES LEMMERZ INTL                   COM               420781-30-4   1,811   100,000 SH   SOLE              100,000    -      -
 ISHARES GS INVESTOP CORP BOND FUND   COM               464287-24-2   2,064    18,667 SH   SOLE               18,667    -      -
 ISHARES RUSSELL 2000                 RUSSELL 2000      464287-65-5     493     4,450 SH   SOLE                4,450    -      -
 I-STAT CORP                          COM               450312-10-3   3,680   240,491 SH   SOLE              240,491    -      -
 JOHN HANCOCK BANK AND THRIFT OPPORTU SHTBENUINT        409735-10-7   2,538   245,700 SH   SOLE              245,700    -      -
 KOREA FUND INC                       COM               500634-10-0     295    16,100 SH   SOLE               16,100    -      -
 LIBERTY ALL STAR EQUITY FUND         SH BEN INT        530158-10-4     413    43,650 SH   SOLE               43,650    -      -
 LUCENT TECHNOLOGIES                  COM               549463-90-7     114    40,000 CALL SOLE               40,000    -      -
 MID ATLANTIC MEDICAL SERVICES        COM               59523C-10-7   2,359    36,400 SH   SOLE               36,400    -      -
 NEIGHBORCARE INC                     COM               64015Y-10-4   3,391   171,700 SH   SOLE              171,700    -      -
 NEWS CORP LTD                        ADR               652487-70-3   7,405   244,800 SH   SOLE              244,800    -      -
 NTL INC                              COM               62940M-10-4  10,463   150,000 SH   SOLE              150,000    -      -
 PATHMARK STORES INC                  COM               70322A-10-1     190    25,000 SH   SOLE               25,000    -      -
 PIMCO HIGH INCOME FUND               COM               722014-10-7   1,127    75,000 SH   SOLE               75,000    -      -
 PREFERRED INCOME STRATEGIES FUND     COM               74038E-10-0     289    12,300 SH   SOLE               12,300    -      -
 PUTNAM PREMIER INCOME TRUST          SH BEN INT        746853-10-0   1,696   257,400 SH   SOLE              257,400    -      -
 QWEST COMMUNICAITONS INTL INC        COM               749121-10-9   2,592   600,000 SH   SOLE              600,000    -      -
 PUTNAM PREMIER INCOME TRUST          SH BEN INT        746853-10-0   1,696   257,400 SH   SOLE              257,400    -      -
 RURAL/METRO CORP                     COM               781748-10-8     203   103,000 SH   SOLE              103,000    -      -
 SICOR INC                            COM               825846-10-8  63,641 2,339,734 SH   SOLE            2,339,734    -      -
 SPDR TR                              UNIT SER 1        78462F-10-3   3,288    29,548 SH   SOLE               29,548    -      -
 VAN KAMPEN SENIOR INCOME TRUST       COM               920961-10-9   1,018   117,935 SH   SOLE              117,935    -      -


                                                    Value Total:   $127,132

                                                    Entry Total:         31

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